ACQUISITIONS - Net Revenue and Net Income (Loss) Attributable to DMS (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Net revenue	$ 5,774	$ 10,075
Net income (loss) from operations	(484)	(620)
Crisp Results
Business Acquisition [Line Items]
Net revenue	6,967	6,967
Net income (loss) from operations	(155)	(155)
SmarterChaos
Business Acquisition [Line Items]
Net revenue	934	1,757
Net income (loss) from operations	$ 7	$ (161)